Annual Operating Expenses - FidelityInflation-ProtectedBondIndexFund-PRO - FidelityInflation-ProtectedBondIndexFund-PRO - Fidelity Inflation-Protected Bond Index Fund - Fidelity Inflation-Protected Bond Index Fund
Mar. 01, 2023
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%